Material Cybersecurity Incident Disclosure	12 Months Ended
Sep. 30, 2024
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]

During the fiscal year ended September 30, 2024 and to the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us and our business strategy, results of operations or financial condition.